Long-Term Bank Debt, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2016 Total	Current	Non-current	2015 Total	Current	Non-current

The Royal Bank of Scotland plc - Term Loan	$128,861	$128,861	$-	$144,687	$15,376	$129,311
plus financing fees payable to the lenders	200	200	-	-	-	-
less unamortized deferred financing costs	(1,932)	(1,932)	-	(2,009)	(479)	(1,530)
Total bank debt, net of unamortized deferred financing costs	$127,129	$127,129	$-	$142,678	$14,897	$127,781